share-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
share-based compensation
Details of share-based compensation expense

Periods ended June 30 (millions)		2022			2021
		Employee	Associated	Statement	Employee	Associated	Statement
		benefits	operating	of cash	benefits	operating	of cash
		expense [1]	cash	flows	expense	cash	flows
	Note		outflows	adjustment		outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$44	$(1)	$43	$48	$—	$48
Employee share purchase plan	(c)	11	(11)	—	11	(11)	—
Share option awards	(d)	—	(1)	(1)	4	—	4
		$55	$(13)	$42	$63	$(11)	$52
TELUS technology solutions		$47	$(11)	$36	$39	$(11)	$28
Digitally-led customer experiences		8	(2)	6	24	—	24
		$55	$(13)	$42	$63	$(11)	$52
SIX-MONTH
Restricted share units	(b)	$85	$(8)	$77	$98	$—	$98
Employee share purchase plan	(c)	22	(22)	—	20	(20)	—
Share option awards	(d)	(2)	(7)	(9)	11	(22)	(11)
		$105	$(37)	$68	$129	$(42)	$87
TELUS technology solutions		$87	$(29)	$58	$74	$(20)	$54
Digitally-led customer experiences		18	(8)	10	55	(22)	33
		$105	$(37)	$68	$129	$(42)	$87

1	Within employee benefits expense (see Note 8), for the three-month period ended June 30, 2022, restricted share units expense of $43 (2021 – $48) and share option awards expense of $NIL (2021 – $4) are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment; for the six-month period ended June 30, 2022, restricted share units expense of $83 (2021 - $93) and share option awards expense of $(2) (2021 - $10) are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2022	2021
Restricted share units without market performance conditions
Restricted share units with only service conditions	7,610,246	5,481,486
Notional subset affected by total customer connections performance condition	513,712	366,983
	8,123,958	5,848,469
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,541,137	1,100,949
	9,665,095	6,949,418

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2022	Three months			Six months
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
	Non-vested	Vested	grant-date	Non-vested	Vested	grant-date
			fair value			fair value
Outstanding, beginning of period
Non-vested	8,110,430	—	$27.58	5,848,469	—	$25.67
Vested	—	49,679	$25.65	—	49,138	$25.63
Granted
Initial award	73,911	—	$31.30	2,540,787	—	$31.82
In lieu of dividends	81,946	504	$32.26	145,737	1,045	$31.16
Vested	(30,157)	30,157	$27.61	(198,671)	198,671	$26.00
Settled in cash	—	(30,157)	$27.61	—	(198,671)	$26.00
Forfeited	(112,172)	—	$27.85	(212,364)	—	$26.82
Outstanding, end of period
Non-vested	8,123,958	—	$27.65	8,123,958	—	$27.65
Vested	—	50,183	$25.68	—	50,183	$25.68

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted share units

Periods ended June 30, 2022	Three months				Six months
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
	Non-vested	Vested	grant-date		Non-vested	Vested	grant-date
			fair value				fair value
Outstanding, beginning of period	2,343,529	—	US$	23.71	1,850,807	—	US$	21.94
Granted – initial award	16,685	—	US$	22.60	806,395	—	US$	26.30
Vested	(365,673)	365,673	US$	14.67	(519,645)	519,645	US$	17.73
Settled:
In equity	—	(109,547)	US$	29.17	—	(263,519)	US$	26.73
In cash	—	(256,126)	US$	8.46	—	(256,126)	US$	8.46
Forfeited	(29,128)	—	US$	17.95	(172,144)	—	US$	17.12
Outstanding, end of period	1,965,413	—	US$	25.47	1,965,413	—	US$	25.47

TELUS Corporation share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2022	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	2,969,600	$22.04	3,050,300	$22.04
Forfeited	(66,900)	$21.95	(147,600)	$22.00
Outstanding, end of period	2,902,700	$22.04	2,902,700	$22.04

1	The weighted average remaining contractual life is 4.8 years. No options were exercisable as at the balance sheet date.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2022	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	3,028,634	US$	10.94	3,180,767	US$	10.74
Exercised [2]	(293,860)	US$	8.46	(293,860)	US$	8.46
Forfeited	(5,203)	US$	8.46	(157,336)	US$	6.80
Outstanding, end of period	2,729,571	US$	11.21	2,729,571	US$	11.21

1	For 2,233,471 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 4.7 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 8.7 years.
2	The weighted average price at the date of exercise was US$23.75.